Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Calculation of Earnings Per Common Share and Diluted Earnings Per Common Share
The calculation of EPS and diluted EPS for 2011, 2010 and 2009 is presented below. See Note 1 – Summary of Significant Accounting Principles for additional information on the calculation of EPS.

(Dollars in millions, except per share information; shares in thousands)	2011	2010	2009
Earnings (loss) per common share
Net income (loss)	$1,446	$(2,238)	$6,276
Preferred stock dividends	(1,361)	(1,357)	(4,494)
Accelerated accretion from redemption of preferred stock issued to the U.S. Treasury	—	—	(3,986)
Net income (loss) applicable to common shareholders	85	(3,595)	(2,204)
Dividends and undistributed earnings allocated to participating securities	(1)	(4)	(6)
Net income (loss) allocated to common shareholders	$84	$(3,599)	$(2,210)
Average common shares issued and outstanding	10,142,625	9,790,472	7,728,570
Earnings (loss) per common share	$0.01	$(0.37)	$(0.29)
Diluted earnings (loss) per common share
Net income (loss) applicable to common shareholders	$85	$(3,595)	$(2,204)
Dividends and undistributed earnings allocated to participating securities	(1)	(4)	(6)
Net income (loss) allocated to common shareholders	$84	$(3,599)	$(2,210)
Average common shares issued and outstanding	10,142,625	9,790,472	7,728,570
Dilutive potential common shares (1)	112,199	—	—
Total diluted average common shares issued and outstanding	10,254,824	9,790,472	7,728,570
Diluted earnings (loss) per common share	$0.01	$(0.37)	$(0.29)

(1)	Includes incremental shares from RSUs, restricted stock shares, stock options and warrants.